MERRIL LYNCH
                                                         RETIREMENT
                                                         RESERVES
                                                         MONEY FUND

                                                         Merrill Lynch

                                                         Retirement Series Trust

                                [GRAPHIC OMITTED]

                                                STRATEGIC
                                                         Performance

                                                         Semi-Annual Report
                                                         April 30, 1998

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1998

DEAR SHAREHOLDER

For the six-month period ended April 30, 1998, Merrill Lynch Retirement Reserves Money Fund's net annualized yield was 5.26%.* The Fund's 7-day yield as of April 30, 1998 was 5.19%.

The average portfolio maturity for Merrill Lynch Retirement Reserves Money Fund at April 30, 1998 was 73 days, compared to 77 days at October 31, 1997.

The Environment

The six-month period ended April 30, 1998 was positive for most capital markets worldwide, despite periods of volatility. In the United States, sentiment fluctuated between a variety of outlooks. At times, US stock and bond prices reflected expectations that the slowdown in Asian economic growth would lead to a sharp decline in US business activity and, ultimately, a deflationary environment. The deterioration of economic conditions in Japan was of particular concern. During other periods, US investors appeared to expect that the positive trends of a moderately expanding economy, declining unemployment, enhanced productivity and corporate profits growth would continue, unimpeded by the developments in Asia. To date, there have been only a few signs that Asia's troubles are influencing US economic activity. In Europe, the major event was greater progress toward achieving European Monetary Union, although concerns have arisen that interest rates there will have to be increased to curtail inflationary pressures.

For the six-month period ended April 30, 1998, Merrill Lynch Retirement Reserves Money Fund held a moderately positive view on the market. We generally limited our overnight positions in favor of other short-term money market securities, with an emphasis on one-year spread issues for yield enhancement.

As 1998 progresses, it is likely that investor focus will remain on developments in Asia. For those economies that continue to expand, investors will watch for signs that inflation is still not a threat. Evidence of ongoing, noninflationary gross domestic product growth should continue to exert a positive influence on the capital markets worldwide.

The Fund's portfolio composition at the end of the April period and as of our last report is detailed below:

--------------------------------------------------------------------------------
                                                   4/30/98        10/31/97
--------------------------------------------------------------------------------
Bank Notes .....................................      9.8%            9.3%
Certificates of Deposit ........................      4.0             3.6
Certificates of Deposit--European ..............      1.2             1.3
Certificates of Deposit--Yankee ................      6.8             5.2
Commercial Paper ...............................     48.2            38.2
Corporate Notes ................................     11.3            10.4
Funding Agreements .............................      0.6             0.5
Master Notes ...................................      1.3             1.5
Repurchase Agreements ..........................      2.1            10.1
US Government, Agency &
  Instrumentality Obligations--
  Discount Notes ...............................      0.9             1.6
US Government, Agency &
  Instrumentality Obligations--
  Non-Discount Notes ...........................     14.8            20.3
Liabilities in Excess of Other Assets ..........     (1.0)           (2.0)
                                                    ------          ------
Total                                               100.0%          100.0%
                                                    ======          ======
--------------------------------------------------------------------------------

In Conclusion

We appreciate your continued interest in Merrill Lynch Retirement Reserves Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Arthur Zeikel
Arthur Zeikel
President


/s/ John Ng
John Ng
Vice President and Portfolio Manager

  June 4, 1998

Effective January 14, 1998, John Ng assumed the responsibilities of day-to-day management of Merrill Lynch Retirement Reserves Money Fund. Mr. Ng has been Director of Merrill Lynch Asset Management, L.P. (MLAM) since 1998. Prior thereto, he was Vice President of MLAM from 1984 to 1998.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1998

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                               Face      Interest     Maturity       Value
    Issue                     Amount       Rate*        Date       (Note 1a)
================================================================================
     Bank Notes--9.8%
================================================================================
    American Express        $ 30,000      5.616+%      2/12/99    $   30,000
    Centurion Bank            31,000      5.606+       3/19/99        31,000
                              39,000      5.606+       3/19/99        39,000
                              50,000      5.630+       4/05/99        50,000
--------------------------------------------------------------------------------
    Bank of America           40,000      5.93         6/24/98        40,003
    N.T. & S.A.               60,000      5.31+        6/30/98        59,992
--------------------------------------------------------------------------------
    Comerica Bank,            64,500      5.598+       2/02/99        64,481
    Detroit                   35,500      5.556+       2/09/99        35,487
--------------------------------------------------------------------------------
    FCC National Bank         22,000      5.55+        2/23/99        21,988
--------------------------------------------------------------------------------
    First National Bank       45,000      6.02         6/11/98        45,007
    of Chicago                28,000      5.55+        2/23/99        27,984
--------------------------------------------------------------------------------
    First Tennessee           20,000      6.10         5/15/98        20,002
    Bank N.A., Memphis        38,000      5.65         3/02/99        37,912
                               9,500      5.80         4/08/99         9,500
                               5,000      5.82         4/30/99         4,996
--------------------------------------------------------------------------------
    KeyBank N.A.              44,000      5.52+        5/06/98        44,000
                              40,000      5.52+        5/19/98        39,999
                              77,400      5.50+        8/20/98        77,383
                             100,000      5.50+        8/28/98        99,978
--------------------------------------------------------------------------------
    NationsBank N.A.         100,000      5.57+        4/30/99        99,951
--------------------------------------------------------------------------------
    Northern Trust            25,000      5.96         6/17/98        25,003
    Company                   14,000      5.95         6/24/98        14,001
--------------------------------------------------------------------------------
    PNC Bank N.A.            150,000      5.60+       10/01/98       149,957
--------------------------------------------------------------------------------
    Royal Bank                29,000      5.32+        6/30/98        28,996
    of Canada
--------------------------------------------------------------------------------
    SouthTrust Bank           40,000      5.58+        3/25/99        39,986
    N.A.
--------------------------------------------------------------------------------
    SunTrust Bank,            25,000      5.80         7/24/98        24,995
    Atlanta
--------------------------------------------------------------------------------
    Total Bank Notes
    (Cost--$1,161,646) .......................................     1,161,601
================================================================================
     Certificates of Deposit--4.0%
================================================================================
    Chase Manhattan           55,000      5.87         7/21/98        55,001
    Bank
--------------------------------------------------------------------------------
    Morgan Guaranty          150,000      5.80         7/28/98       149,982
    Trust Company            100,000      5.77        10/07/98        99,954
    of N.Y.                   50,000      5.55         2/02/99        49,871
--------------------------------------------------------------------------------
    National City Bank,       25,000      5.57+        2/05/99        24,991
    Indiana
--------------------------------------------------------------------------------
    National City Bank,       50,000      5.546+       3/08/99        49,979
    Ohio
--------------------------------------------------------------------------------
    NationsBank N.A.          38,000      5.55         2/09/99        37,902
--------------------------------------------------------------------------------
    Total Certificates of Deposit
    (Cost--$467,913) .........................................        467,680
================================================================================
     Certificates of Deposit--European--1.2%
================================================================================
    Abbey National            60,000      5.93         9/17/98        60,014
    Treasury Services
    Plc, London
--------------------------------------------------------------------------------
    Bank of Scotland          20,000      5.93         9/17/98        20,005
    Treasury Services
    Plc, London
--------------------------------------------------------------------------------
    Westdeutsche              60,000      5.83         8/03/98        59,994
    Landesbank
    Girozentrale,
    London
--------------------------------------------------------------------------------
    Total Certificates of Deposit--
    European (Cost--$140,003) ................................       140,013
================================================================================
     Certificates of Deposit--Yankee--6.8%
================================================================================
    ABN-AMRO Bank             25,000      5.77         7/27/98        24,995
    N.V., Chicago             30,000      5.77         7/28/98        29,994
                              25,000      5.645        3/22/99        24,946
--------------------------------------------------------------------------------
    Barclays Bank Plc,        50,000      5.94         6/30/98        50,003
    NY                        50,000      5.715       10/09/98        49,965
--------------------------------------------------------------------------------
    Bayerische               100,000      5.87        10/27/98       100,004
    Hypotheken-und-           50,000      5.65         3/23/99        49,895
    Wechsel Bank, NY          50,000      5.70         3/29/99        49,916
--------------------------------------------------------------------------------
    Canadian Imperial         55,000      5.79        10/06/98        54,979
    Bank of Commerce,
    NY
--------------------------------------------------------------------------------
    Credit Suisse First       55,000      5.705+      12/11/98        55,000
    Boston, NY
--------------------------------------------------------------------------------
    Deutsche Bank AG,         22,000      5.94        10/22/98        22,008
    NY                        50,000      5.645        3/22/99        49,891
--------------------------------------------------------------------------------
    Landesbank                40,000      6.00         6/09/98        40,007
    Hessen-Thuringen
    Girozentrale, NY
--------------------------------------------------------------------------------
    Norddeutsche              25,000      5.68         3/05/99        24,953
    Landesbank
    Girozentrale, NY
--------------------------------------------------------------------------------
    Royal Bank of             25,000      5.555        2/11/99        24,932
    Canada, NY                50,000      5.645        3/09/99        49,891
--------------------------------------------------------------------------------
    Swiss Bank Corp.,         25,000      5.95         7/02/98        25,003
    NY
--------------------------------------------------------------------------------
    Westdeutsche              25,000      5.94         6/29/98        25,002
    Landesbank                50,000      5.78         7/31/98        49,992
    Girozentrale, NY
--------------------------------------------------------------------------------
    Total Certificates of Deposit--Yankee
    (Cost--$801,784) .........................................       801,376
================================================================================
     Commercial Paper--48.2%
================================================================================
    Aesop Funding Corp.       12,900      5.52         5/27/98        12,847
                              35,000      5.53         5/28/98        34,849
                              20,000      5.50         6/05/98        19,890
                              30,000      5.50         6/05/98        29,835
--------------------------------------------------------------------------------
    Allomon Funding           30,408      5.50         7/16/98        30,047
    Corporation
--------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1998

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                               Face      Interest     Maturity       Value
    Issue                     Amount       Rate*        Date       (Note 1a)
================================================================================
     Commercial Paper (continued)
================================================================================
    Alpine                  $ 52,350      5.55 %       5/07/98    $   52,294
    Securitization            50,000      5.56         5/11/98        49,915
    Corporation               11,163      5.50         7/23/98        11,018
--------------------------------------------------------------------------------
    American Honda            40,000      5.50         6/08/98        39,762
    Finance Corp.
--------------------------------------------------------------------------------
    Apreco, Inc.              40,000      5.48         5/13/98        39,919
                              10,000      5.55         5/20/98         9,969
                              25,000      5.53         5/26/98        24,900
--------------------------------------------------------------------------------
    Atlantic Asset            22,500      5.56         5/04/98        22,486
    Securitization Corp.      27,000      5.54         5/11/98        26,954
--------------------------------------------------------------------------------
    BIL North America,        25,000      5.52         5/04/98        24,985
    Inc.
--------------------------------------------------------------------------------
    Bear Stearns              25,000      5.47         5/08/98        24,969
    Companies, Inc.           25,000      5.51         6/12/98        24,835
                              25,000      5.53         7/24/98        24,672
--------------------------------------------------------------------------------
    CREGEM North              25,000      5.48         7/09/98        24,730
    America, Inc.             30,000      5.50         7/17/98        29,639
--------------------------------------------------------------------------------
    CXC Incorporated          30,000      5.53         5/14/98        29,935
                              25,000      5.52         5/19/98        24,927
--------------------------------------------------------------------------------
    Carnival (UK) Plc         25,000      5.52         5/21/98        24,920
--------------------------------------------------------------------------------
    Centric Capital           10,000      5.55         5/01/98         9,999
    Corp.                      9,900      5.52         6/22/98         9,820
                              40,000      5.48         7/02/98        39,612
--------------------------------------------------------------------------------
    Chrysler Financial       100,000      5.56         5/15/98        99,768
    Corp.                     23,900      5.55         5/22/98        23,819
                              25,000      5.54         6/04/98        24,865
--------------------------------------------------------------------------------
    Clipper Receivables       75,000      5.55         5/04/98        74,954
    Corp.
--------------------------------------------------------------------------------
    Corporate Asset          100,000      5.49         6/08/98        99,405
    Funding Co. Inc.          50,000      5.48         6/22/98        49,591
--------------------------------------------------------------------------------
    Corporate                 15,000      5.53         5/15/98        14,965
    Receivables Corp.         25,000      5.53         5/22/98        24,915
--------------------------------------------------------------------------------
    Countrywide Home          53,000      5.56         5/22/98        52,820
    Loans, Inc.               47,000      5.54         5/27/98        46,804
--------------------------------------------------------------------------------
    Credit Suisse First       12,000      5.51         7/22/98        11,846
    Boston Inc.
--------------------------------------------------------------------------------
    Den Norske Bank           50,000      5.47         5/13/98        49,899
    ASA
--------------------------------------------------------------------------------
    Diageo Capital Plc        50,000      5.50         5/21/98        49,840
--------------------------------------------------------------------------------
    Eureka                    30,000      5.52         5/20/98        29,908
    Securitization, Inc.      25,000      5.50         6/11/98        24,839
--------------------------------------------------------------------------------
    FCAR Owner Trust,         18,000      5.45         5/08/98        17,978
    Series I
--------------------------------------------------------------------------------
    Finova Capital Corp.      37,000      5.60         5/05/98        36,971
                              11,600      5.47         5/07/98        11,587
                              50,000      5.55         6/01/98        49,753
                              10,000      5.52         6/05/98         9,945
                              25,000      5.45         6/18/98        24,811
                              20,000      5.53         6/26/98        19,824
                              21,400      5.50         7/17/98        21,143
--------------------------------------------------------------------------------
    Ford Motor Credit        100,000      5.53         5/08/98        99,877
    Company                    8,600      5.51         5/22/98         8,571
--------------------------------------------------------------------------------
    General Electric         200,000      5.50         6/05/98       198,900
    Capital Corp.            100,000      5.49         6/16/98        99,275
                             150,000      5.49         7/14/98       148,266
--------------------------------------------------------------------------------
    General Motors           100,000      5.53         5/12/98        99,816
    Acceptance Corp.          25,000      5.69         6/02/98        24,873
                             100,000      5.50         7/14/98        98,844
--------------------------------------------------------------------------------
    Goldman Sachs             27,000      5.70         5/14/98        26,941
    Group, L.P.
--------------------------------------------------------------------------------
    Greenwich Funding         34,459      5.54         5/12/98        34,395
    Corp.                     20,190      5.54         5/13/98        20,149
                               9,000      5.52         6/10/98         8,943
                              40,543      5.48         7/01/98        40,155
                              33,744      5.48         7/06/98        33,395
                              24,295      5.50         7/16/98        24,007
--------------------------------------------------------------------------------
    International             50,000      5.47         5/19/98        49,854
    Securitization            35,000      5.54         6/10/98        34,779
    Corp.
--------------------------------------------------------------------------------
    Lehman Brothers           61,800      5.50         5/11/98        61,695
    Holdings Inc.             50,000      5.57         6/03/98        49,739
                              50,000      5.52         7/14/98        49,422
                              60,000      5.52         7/15/98        59,297
                              40,000      5.52         7/17/98        39,519
                              38,200      5.55         7/28/98        37,676
--------------------------------------------------------------------------------
    Lexington Parker          74,174      5.52         5/12/98        74,038
    Capital Company,          34,826      5.47         5/18/98        34,730
    LLC                       50,000      5.52         6/03/98        49,739
                              41,000      5.525        6/05/98        40,774
                              50,000      5.49         7/20/98        49,376
--------------------------------------------------------------------------------
    Mont Blanc                22,027      5.54         5/08/98        22,000
    Capital Corp.             30,947      5.53         5/26/98        30,823
                              75,000      5.51         6/10/98        74,529
                              23,310      5.53         6/10/98        23,163
                              13,017      5.53         6/11/98        12,933
                              75,000      5.51         6/12/98        74,506
                              53,240      5.53         6/12/98        52,888
--------------------------------------------------------------------------------
    Morgan Stanley,          100,000      5.49         7/20/98        98,751
    Dean Witter & Co.         45,000      5.647+      12/24/98        45,000
--------------------------------------------------------------------------------
    New Center               225,000      5.53         5/05/98       224,827
    Asset Trust
--------------------------------------------------------------------------------
    Old Line Funding          30,460      5.58         5/04/98        30,441
    Corp.                     43,000      5.54         5/22/98        42,854
                              31,000      5.55         6/11/98        30,799
                              24,000      5.52         7/06/98        23,752
--------------------------------------------------------------------------------
    Park Avenue               21,248      5.56         5/01/98        21,245
    Receivables Corp.         39,925      5.53         5/06/98        39,888
                              17,987      5.52         5/18/98        17,937
                              50,627      5.52         6/15/98        50,268
--------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1998

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                               Face      Interest     Maturity       Value
    Issue                     Amount       Rate*        Date       (Note 1a)
================================================================================
     Commercial Paper (concluded)
================================================================================
    Preferred               $ 32,000      5.56 %       5/01/98    $   31,995
    Receivables               26,550      5.46         6/01/98        26,419
    Funding Corp.
--------------------------------------------------------------------------------
    Republic Industries       50,000      5.53         5/06/98        49,954
    Funding Corp.             34,000      5.52         5/08/98        33,958
                              30,000      5.53         5/20/98        29,908
                              38,000      5.54         5/29/98        37,830
                              23,000      5.52         6/10/98        22,855
--------------------------------------------------------------------------------
    Rexam Plc                 11,000      5.48         7/15/98        10,871
--------------------------------------------------------------------------------
    Riverwoods                46,650      5.50         6/10/98        46,357
    Funding Corp.             50,000      5.50         6/11/98        49,678
                              50,000      5.50         6/12/98        49,670
                              12,000      5.48         7/02/98        11,884
                              30,000      5.48         7/07/98        29,686
--------------------------------------------------------------------------------
    Salomon,                  75,000      5.47         5/07/98        74,919
    Smith Barney              50,000      5.47         5/08/98        49,938
    Holdings, Inc.            25,000      5.51         6/03/98        24,870
                              25,000      5.48         7/15/98        24,707
                              75,000      5.49         7/17/98        74,098
                              50,000      5.49         7/22/98        49,360
--------------------------------------------------------------------------------
    Sears Roebuck             50,000      5.47         5/04/98        49,969
    Acceptance Corp.          50,000      5.47         5/06/98        49,954
--------------------------------------------------------------------------------
    Three Rivers              75,000      5.52         5/15/98        74,828
    Funding Corp.
--------------------------------------------------------------------------------
    Twin Towers Inc.          20,000      5.52         5/19/98        19,942
                              53,777      5.50         6/16/98        53,387
                              20,336      5.50         6/18/98        20,182
--------------------------------------------------------------------------------
    WCP Funding Inc.          50,000      5.53         5/28/98        49,784
                              25,000      5.51         6/05/98        24,862
                              50,000      5.50         6/09/98        49,693
--------------------------------------------------------------------------------
    Windmill Funding          20,000      5.45         5/06/98        19,981
    Corp.                     66,102      5.47         5/08/98        66,020
                             100,639      5.53         6/04/98       100,098
                              21,463      5.52         6/08/98        21,335
                              39,101      5.50         6/18/98        38,806
                              26,786      5.52         6/19/98        26,581
                              32,687      5.49         7/13/98        32,314
                              39,300      5.49         7/16/98        38,834
                              50,000      5.51         7/16/98        49,406
                             100,000      5.49         7/17/98        98,798
--------------------------------------------------------------------------------
    Total Commercial Paper
    (Cost--$5,695,554) .......................................     5,695,358
================================================================================
     Corporate Notes--11.3%
================================================================================
    Abbey National           175,000      5.50+        6/09/98       174,987
    Treasury Services
    Plc
--------------------------------------------------------------------------------
    Bank of Scotland          20,000      5.95         6/18/98        20,002
    Treasury Services Plc
--------------------------------------------------------------------------------
    CIT Group Holdings,       21,500      5.58+        8/17/98        21,494
    Inc., The                 54,800      5.59+        9/30/98        54,780
                              46,500      5.64+        1/12/99        46,484
                              29,500      5.57+        3/22/99        29,487
--------------------------------------------------------------------------------
    Caterpillar               10,000      5.834+       6/09/98        10,003
    Financial Services
    Corp.
--------------------------------------------------------------------------------
    Chase Manhattan           11,746      5.549        3/12/99        11,742
    Auto Trust,
    Series 1998-A,
    Class A-1
--------------------------------------------------------------------------------
    Chase Manhattan           67,000      5.598+       3/25/99        66,994
    Corp.
--------------------------------------------------------------------------------
    Credit Suisse First       50,000      5.39+        4/06/99        50,000
    Boston Inc.               50,000      5.39+        4/09/99        50,000
                              44,000      5.39+        5/04/99        44,000
--------------------------------------------------------------------------------
    Ford Credit               35,486      5.545        2/16/99        35,479
    Auto Owner Trust,
    Series 1998-A
--------------------------------------------------------------------------------
    Ford Motor                25,000      5.71+        1/08/99        25,000
    Credit Company
--------------------------------------------------------------------------------
    General Motors            33,000      5.702+       2/27/01        32,965
    Acceptance Corp.
--------------------------------------------------------------------------------
    Goldman Sachs            123,000      5.688+       3/26/99       123,031
    Group, L.P.               27,000      5.656+       5/11/99        27,003
--------------------------------------------------------------------------------
    IBM Credit Corp.          25,000      5.665+       7/31/98        25,000
                             100,000      5.66         3/03/99        99,794
--------------------------------------------------------------------------------
    JP Morgan & Co.           50,000      5.58+        2/24/99        49,984
--------------------------------------------------------------------------------
    LABS Trust Series         74,211      5.656+      12/28/98        74,211
    1996-4 Senior Notes
--------------------------------------------------------------------------------
    LABS Trust Series         55,576      5.656+      10/21/98        55,576
    1997-6 Senior Notes       43,639      5.656+      12/22/98        43,638
--------------------------------------------------------------------------------
    LINCS Series              50,000      5.646+       2/12/99        50,000
    1998-2
--------------------------------------------------------------------------------
    Morgan Stanley,           20,900      5.606+       1/15/99        20,900
    Dean Witter & Co.
--------------------------------------------------------------------------------
    Premier Auto Trust        22,050      5.545       11/06/98        22,051
    Series 1998-1
--------------------------------------------------------------------------------
    Premier Auto Trust        47,321      5.608       12/06/98        47,333
    Series 1998-2, A-1
--------------------------------------------------------------------------------
    Republic Mase             23,000      5.945        6/30/98        23,011
    Australia, Ltd.
--------------------------------------------------------------------------------
    Total Corporate Notes (Cost--$1,335,120) .................     1,334,949
================================================================================
     Funding Agreements--0.6%
================================================================================
    Jackson National          50,000      5.718+       5/01/98        50,000
    Life Insurance Co.
--------------------------------------------------------------------------------
    Travelers Insurance       20,000      5.718+       2/01/99        20,000
    Company
--------------------------------------------------------------------------------
    Total Funding Agreements (Cost--$70,000) .................        70,000
================================================================================
     Master Notes--1.3%
================================================================================
    Goldman Sachs             34,000      5.688+       5/29/98        34,000
    Group, L.P.              125,000      5.656+       1/20/99       125,000
--------------------------------------------------------------------------------
    Total Master Notes (Cost--$159,000) ......................       159,000
--------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1998

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                               Face      Interest     Maturity       Value
    Issue                     Amount       Rate*        Date       (Note 1a)
================================================================================
     US Government, Agency & Instrumentality Obligations--
     Discount--0.9%
================================================================================
    Federal Farm            $ 10,000      5.38 %       9/01/98     $   9,813
    Credit Banks              50,000      5.44         9/24/98        48,893
--------------------------------------------------------------------------------
    Federal National          30,000      5.27         6/15/98        29,792
    Mortgage                  20,000      5.37         8/27/98        19,642
    Association
--------------------------------------------------------------------------------
    Total US Government, Agency & Instrumentality
    Obligations--Discount (Cost--$108,147)                           108,140
================================================================================
     US Government, Agency & Instrumentality Obligations--
     Non-Discount--14.8%
================================================================================
    Federal Farm              15,000      5.87         3/16/00        14,946
    Credit Banks
--------------------------------------------------------------------------------
    Federal Home             108,600      5.543+      10/20/98       108,585
    Loan Bank                 20,000      5.45         2/19/99        19,948
                             100,000      5.508+       3/26/99        99,955
                              40,000      5.90         6/19/98        40,012
                               8,000      6.355        6/11/99         8,007
                              20,000      6.08         6/30/99        20,060
                              30,000      5.99         8/11/99        30,056
                               8,775      6.04        12/22/99         8,779
                              15,000      5.855        1/20/00        15,014
                              10,000      5.75         3/16/00         9,990
                              17,000      5.865        3/17/00        17,020
                               9,120      5.82         4/14/00         9,098
                              25,000      5.865        4/20/00        25,029
--------------------------------------------------------------------------------
    Federal Home Loan         10,325      6.10         9/10/99        10,362
    Mortgage Corp.            30,000      5.975       11/10/99        30,081
                              20,000      5.975       11/24/99        20,040
--------------------------------------------------------------------------------
    Federal National          38,000      6.00+        5/14/98        38,000
    Mortgage                 101,000      5.538+      10/20/98       100,979
    Association               75,000      5.598+      11/03/98        74,973
                              22,150      5.322+      12/14/98        22,138
                              50,000      5.463+       1/21/99        49,982
                              35,000      5.33         2/12/99        34,891
                              50,000      5.36         2/19/99        49,870
                             150,000      5.463+       3/03/99       149,947
                              21,850      6.375        5/21/99        21,860
--------------------------------------------------------------------------------
    Federal National        $ 60,000      5.324+%      7/14/99    $   59,879
    Mortgage                  25,000      5.95         8/05/99        25,033
    Association               13,500      5.88         8/10/99        13,507
    (concluded)               17,740      5.98         9/23/99        17,779
                              78,000      5.573+      10/27/99        77,947
                              20,000      5.75         3/09/00        19,956
--------------------------------------------------------------------------------
    Student Loan              25,000      5.60         8/11/98        24,997
    Marketing                100,000      5.368+      11/06/98        99,985
    Association               42,000      5.543+      11/25/98        41,991
                              51,425      5.80+       12/18/98        51,440
                              60,000      5.40         2/10/99        59,821
                              21,900      6.00        12/16/99        21,972
                              50,000      5.473+       1/12/00        49,984
                              46,000      5.518+       2/04/00        45,980
--------------------------------------------------------------------------------
    US Treasury Notes         30,000      6.25         3/31/99        30,192
                              40,000      5.625       12/31/99        39,944
                              45,000      5.375        1/31/00        44,747
--------------------------------------------------------------------------------
    Total US Government, Agency & Instrumentality
    Obligations--Non-Discount
    (Cost--$1,755,041) .......................................     1,754,776
--------------------------------------------------------------------------------
    Face
    Amount                 Issue
================================================================================
     Repurchase Agreements**--2.1%
================================================================================
    $100,000               Fuji Securities, Inc., purchased
                           on 4/30/1998 to yield 5.58% to
                           5/01/1998                                  100,000
--------------------------------------------------------------------------------
     143,124               HSBC Securities, Inc., purchased
                           on 4/30/1998 to yield 5.55% to
                           5/01/1998                                  143,124
--------------------------------------------------------------------------------
    Total Repurchase Agreements
    (Cost--$243,124) .........................................        243,124
--------------------------------------------------------------------------------
    Total Investments (Cost--$11,937,332)--101.0% ............     11,936,017
    Liabilities in Excess of Other Assets--(1.0%) ............       (113,884)
                                                                  -----------
    Net Assets--100.0% .......................................    $11,822,133
                                                                  ===========
--------------------------------------------------------------------------------

* Commercial Paper and certain US Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at April 30, 1998.
**    Repurchase Agreements are fully collateralized by US Government
      Obligations.
+     Floating Rate Notes.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1998

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of April 30, 1998


Assets:           Investments, at value (identified cost--$11,937,331,684*) (Note 1a) ...                           $11,936,016,777
                  Cash ..................................................................                                    50,752
                  Receivables:
                     Interest ...........................................................     $ 82,007,757
                     Securities sold ....................................................       14,997,605
                     Beneficial interest sold ...........................................          169,852               97,175,214
                                                                                           ---------------
                  Prepaid registration fees and other assets (Note 1e) ..................                                 2,470,806
                                                                                                                    ---------------
                  Total assets ..........................................................                            12,035,713,549
                                                                                                                    ---------------
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities:      Payables:
                     Beneficial interest redeemed .......................................      204,474,642
                     Investment adviser (Note 2) ........................................        3,541,097              208,015,739
                                                                                           ---------------
                  Accrued expenses and other liabilities ................................                                 5,565,041
                                                                                                                    ---------------
                  Total liabilities .....................................................                               213,580,780
                                                                                                                    ---------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:       Net assets ............................................................                           $11,822,132,769
                                                                                                                    ===============
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets        Shares of beneficial interest, $0.10 par value, unlimited number of
Consist of:       shares authorized .....................................................                           $ 1,182,344,768
                  Paid-in capital in excess of par ......................................                            10,641,102,908
                  Unrealized depreciation on investments--net ...........................                                (1,314,907)
                                                                                                                    ---------------

                  Net assets--Equivalent to $1.00 per share based on 11,823,447,675
                  shares of beneficial interest outstanding .............................                           $11,822,132,769
                                                                                                                    ===============
-----------------------------------------------------------------------------------------------------------------------------------

* Cost for Federal income tax purposes. As of April 30, 1998, net unrealized depreciation for Federal income tax purposes amounted to $1,314,907, of which $902,418 related to appreciated securities and $2,217,325 related to depreciated securities.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1998

     Statement of Operations

                                         For the Six Months Ended April 30, 1998

----------------------------------------------------------------------------------------------------------------------------
Investment Income   Interest and amortization of premium and discount earned ......                           $ 323,936,153
 (Note 1d):
----------------------------------------------------------------------------------------------------------------------------
Expenses:           Investment advisory fees (Note 2) .............................       $ 20,504,096
                    Transfer agent fees (Note 2) ..................................          7,625,913
                    Registration fees (Note 1e) ...................................            637,353
                    Printing and shareholder reports ..............................            397,350
                    Accounting services (Note 2) ..................................            231,672
                    Custodian fees ................................................            166,568
                    Professional fees .............................................             57,205
                    Trustees' fees and expenses ...................................             34,395
                    Interest expense ..............................................              6,294
                    Other .........................................................            582,587
                                                                                         -------------
                    Total expenses ................................................                              30,243,433
                                                                                                              -------------
                    Investment income--net ........................................                             293,692,720
                                                                                                              -------------
----------------------------------------------------------------------------------------------------------------------------
Realized & Unreal-  Realized gain on investments--net .............................                                 229,961
ized Gain (Loss)    Change in unrealized appreciation/depreciation
on Investments--    on investments--net ...............................................................          (1,782,904)
Net (Note 1d):                                                                                                -------------
                    Net Increase in Net Assets Resulting from Operations ..............................       $ 292,139,777
                                                                                                              =============
----------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1998

Statements of Changes in Net Assets

                                                                                      For the Six              For the
                                                                                      Months Ended            Year Ended
Increase (Decrease) in Net Assets:                                                   April 30, 1998          Oct. 31, 1997
----------------------------------------------------------------------------------------------------------------------------
Operations:            Investment income--net ..................................    $    293,692,720        $   536,352,386
                       Realized gain on investments--net .......................             229,961                581,438
                       Change in unrealized appreciation/depreciation
                       on investments--net .....................................          (1,782,904)              (368,533)
                                                                                    ----------------        ---------------

                       Net increase in net assets resulting from operations ....         292,139,777            536,565,291
                                                                                    ----------------        ---------------
----------------------------------------------------------------------------------------------------------------------------
Dividends &            Investment income--net ..................................        (293,692,720)          (536,352,386)
Distributions to       Realized gain on investments--net .......................            (229,961)              (581,438)
Shareholders           Net decrease in net assets resulting from                    ----------------        ---------------
(Note 1f):             dividends and distributions to shareholders .............        (293,922,681)          (536,933,824)
                                                                                    ----------------        ---------------
---------------------------------------------------------------------------------------------------------------------------
Beneficial Interest    Net proceeds from sale of shares ........................      20,870,228,918         35,790,703,282
Transactions           Net asset value of shares issued to
(Notes 1f & 3):        shareholders in reinvestment
                       of dividends and distributions ..........................         293,924,277            536,932,268
                                                                                    ----------------        ---------------
                                                                                      21,164,153,195         36,327,635,550
                       Cost of shares redeemed .................................     (20,030,582,664)       (34,977,150,947)
                                                                                    ----------------        ---------------
                       Net increase in net assets derived from
                       beneficial interest transactions ........................       1,133,570,531          1,350,484,603
                                                                                    ----------------        ---------------
----------------------------------------------------------------------------------------------------------------------------
Net Assets:            Total increase in net assets ............................       1,131,787,627          1,350,116,070
                       Beginning of period .....................................      10,690,345,142          9,340,229,072
                                                                                    ----------------        ---------------
                       End of period ...........................................    $ 11,822,132,769        $10,690,345,142
                                                                                    ================        ===============
----------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1998

FINANCIAL INFORMATION (concluded)

Financial Highlights

                                                               For the Six
The following per share data and ratios have been derived     Months Ended
from information provided in the financial statements.          April 30,                   For the Year Ended October 31,
                                                                             --------------------------------------------------
Increase (Decrease) in Net Asset Value:                         1998          1997          1996          1995          1994
-------------------------------------------------------------------------------------------------------------------------------

Per Share            Net asset value, beginning of period       $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                           -----------   -----------    ----------    ----------    ----------
Operating            Investment income--net                      .0260         .0512         .0509         .0540         .0345

Performance:         Realized and unrealized gain (loss) on
investments--net                                                (.0002)        .0001        (.0002)        .0015        (.0011)
                                                           -----------   -----------    ----------    ----------    ----------
                     Total from investment operations            .0258         .0513         .0507         .0555         .0334
                                                           -----------   -----------    ----------    ----------    ----------
                     Less dividends and distributions:
                        Investment income--net                  (.0260)       (.0512)       (.0509)       (.0540)       (.0345)
                        Realized gain on investments--net          --+        (.0001)       (.0001)       (.0002)          --+
                                                           -----------   -----------    ----------    ----------    ----------
                     Total dividends and distributions          (.0260)       (.0513)       (.0510)       (.0542)       (.0345)
                                                           -----------   -----------    ----------    ----------    ----------
                     Net asset value, end of period             $ 1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           ===========   ===========    ==========    ==========    ==========
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses                                      .54%*         .54%          .56%          .59%          .59%
Net Assets:                                                ===========   ===========    ==========    ==========    ==========
                     Investment income and realized gain
                     on investments--net                          5.25%*        5.13%         5.07%         5.43%         3.44%
                                                           ===========   ===========    ==========    ==========    ==========
--------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period
Data:                (in thousands)                        $11,822,133   $10,690,345    $9,340,229    $8,648,907    $7,403,684
                                                           ===========   ===========    ==========    ==========    ==========
--------------------------------------------------------------------------------------------------------------------------------

*   Annualized.
+   Amount is less than $.0001 per share.

    See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 1998

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering a separate class of shares of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") acts as passive custodian. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. On January 28, 1998, shareholders approved the issuance of a second class of shares. It is anticipated that a second class of shares will be offered, at which point all issued and outstanding shares of the Fund will be designated as Class I Shares and the new class will be designated as Class II Shares. At the present time, the Fund is the only series offered. The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of investments--Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value.

For the purposes of valuations, the maturity of variable rate certificates of deposit, variable rate commercial paper, short-term corporate bond notes, variable rate Government agency notes and variable rate corporate notes is deemed to be the next coupon date on which the interest rate is to be adjusted. Assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements--The Fund invests in US Government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gains or losses on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is

Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

(M)LAM is responsible for the management of the Fund's portfolio and provides the necessary person- nel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $1 billion; 0.45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; 0.40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; 0.375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; 0.35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; 0.325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; and 0.30% of average daily net assets in excess of $10 billion.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of MLAM, MLFD, MLFDS, PSI, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets with respect to net proceeds from sale of shares and cost of shares redeemed, since shares are recorded at $1.00 per share.

OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Joe Grills, Trustee
Walter Mintz, Trustee
Robert S. Salomon Jr., Trustee
Melvin R. Seiden, Trustee
Stephen B. Swensrud, Trustee
Terry K. Glenn, Executive Vice President
Kevin J. McKenna, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
John Ng, Vice President
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Retirement Reserves
Money Fund
Box 9011
Princeton, New Jersey
08543-9011  #10262--4/98

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